Risk Management and Financial Instruments - Schedule of Other Comprehensive Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting	$ (1,644)	$ 324
Gain (loss) on cash flow hedge	1,293	7,882
Deferred income tax on hedge accounting
Other comprehensive income (expense)	1,293	7,882
Commodities [Member]
Schedule of Other Comprehensive Income (Expense) [Line Items]
Commodities	$ (1,644)	$ 324